May 01, 2025
Capital Group Global Equity ETF | Capital Group Global Equity ETF

1. The first paragraph under the “Principal investment strategies” section of the Capital Group Global Equity ETF statutory prospectus is amended to read as follows:

The fund invests primarily in common stocks of issuers around the world that the investment adviser believes have the potential for growth, many of which have the potential to pay dividends. Under normal market conditions, the fund will invest at least 80% of its assets in common stocks and other equity-type securities. The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest a percentage of its net assets outside the United States. That percentage will represent at least (a) 40% of the fund’s net assets, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case 30%, or (b) the percentage of the MSCI World Index represented by companies outside the United States minus 5%, whichever is lower. The fund may invest up to 10% of its assets in emerging markets. In determining the domicile of an issuer, the fund’s investment adviser will generally look to the determination of MSCI Inc. (MSCI) for equity securities.

Keep this supplement with your prospectus.

Prospectus Supplement May 1, 2025
  For the following funds with the most recent prospectuses (as supplemented to date):
Capital Group Global Equity ETF Capital Group Global Growth Equity ETF